Note 13 - Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Maximum Matching Contribution [Member] | Retirement Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	6.00%
Maximum [Member] | Stock Option and Restricted Stock Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Retirement Plan [Member] | Middlefield Banking Company [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan Annual Vesting Percentage	20.00%
Retirement Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period	1 year
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Defined Benefit Plan, Contributions by Employer	$ 143,000	$ 155,000	$ 125,000
Directors Retirement Plan [Member] | Middlefield Banking Company [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period	5 years
Retirement Benefits Term	10 years
Postretirement Benefits Percentage of Compensation	25.00%
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 115,000	$ 120,000	$ 139,000
Stock Option and Restricted Stock Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	160,000
Omnibus Equity Plan [Member]
Note 13 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	0	1,722